Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Fair Values of Financial Assets and Liabilities

The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2024
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Investment in marketable securities	5,403	5,403	-	-	5,403
Liabilities
Secured note liabilities	562,552	-	-	562,552	562,552

	December 31, 2023
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Investment in marketable securities	3,749	3,749	-	-	3,749
Liabilities
Secured note liabilities	573,888	-	-	573,888	573,888

Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods	The following table details the Company’s expected remaining contractual cash flow requirements for its financial liabilities on repayment or maturity periods.
($000s)	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
2022 Secured Note including interest	21,044	42,088	42,088	208,546	313,766
2023 Secured Note including interest	37,951	28,058	28,058	154,719	248,786
Flow-through share expenditures	19,757	-	-	-	19,757
Lease obligation	762	880	820	175	2,637
	79,514	71,026	70,966	363,440	584,946